Premises and Equipment - Future Minimum Lease Payments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 9,793
2018	9,429
2019	8,954
2020	7,879
2021	7,152
Thereafter	13,625
Total minimum lease payments	56,832
Property
Operating Leased Assets [Line Items]
2017	9,470
2018	9,181
2019	8,858
2020	7,879
2021	7,152
Thereafter	13,625
Total minimum lease payments	56,165
Equipment
Operating Leased Assets [Line Items]
2017	323
2018	248
2019	96
Total minimum lease payments	$ 667